GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,820,528	$ 2,660,566
Net cash used in operations	935,118	1,105,251
Working capital deficit	3,767,341
Stockholders' deficit	3,779,059	3,117,179	$ 3,023,649
Accumulated deficit	$ 66,698,220	$ 64,684,732